Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity (Deficit).
Schedule of restricted common stock award activity

A summary of the restricted common stock award activity during the year ended December 31, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	2,810,659	$0.10
Granted	2,848,936	2.29
Vested	(2,802,246)	1.59
Forfeited/ cancelled	(151,926)	0.14
Unvested as of December 31, 2025	2,705,423	$0.76

Schedule of RSU activity

A summary of the RSU activity during the year ended December 31, 2025, is as follows:

	Restricted Stock Units
		Weighted
	Number of	Average
	RSUs	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	894,451	7.20
Vested	(225,000)	7.20
Forfeited	—	—
Unvested as of December 31, 2025	669,451	$7.20

Schedule of stock options activity

A summary of the stock option activity during the year ended December 31, 2025, is as follows:

	Stock Options
		Weighted
	Number of	Average
	Options	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	2,325,059	3.03
Vested	(615,540)	2.02
Forfeited	—	—
Unvested as of December 31, 2025	1,709,519	$3.29

Schedule of significant assumptions used for stock options valuation

Risk-free interest rate	3.87 – 3.94%
Expected term (in years)	6.25
Expected volatility	48.7 – 85.9%
Expected dividend yield	0%